RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Apr. 30, 2025
RELATED PARTY TRANSACTIONS
Summary of related party transactions

At April 30, 2025 and October 31, 2024, due from related parties consisted of the following:

Name of related party	April 30, 2025	October 31, 2024
Sheng Xu (*)	$8,923	$10,097
Mufang Gao (**)	11,644	—
	$20,567	$10,097

(*) Sheng Xu is the Company’s chief executive officer and she is the spouse of Zhe Wang, who is the Company’s former chief executive officer.

(**) Mufang Gao is Zhe Wang’s mother.

At April 30, 2025 and October 31, 2024, due to related parties consisted of the following:

Name of Related Party	April 30, 2025	October 31, 2024
Baohai Xu (1)	$15,123	$503,713
Zhe Wang (2)	3,597	121,195
Mufang Gao (3)	—	768,506
Feng’e Feng (4)	—	186,571
Mingxiu Luan (5)	—	123,436
	$18,720	$1,703,421
(1)	Baohai Xu is the Company’s chief executive officer’s father.
(2)	Zhe Wang is the Company’s former chief executive officer and he is the spouse of Sheng Xu.
(3)	Mufang Gao is Zhe Wang’s mother.
(4)	Feng’e Feng is Sheng Xu’s mother.
(5)	Mingxiu Luan is the Company’s former chief financial officer.